Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock [Member] Common Stock Class A [Member]	Common Stock [Member] Common Stock Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance beginning, Values at Dec. 31, 2021	$ (14,616,431)	$ 91	$ 1,030	$ 0	$ (14,617,552)
Balance beginning, Shares at Dec. 31, 2021		910,000	10,303,333
Accretion for Class A common stock to redemption amount	(2,399,146)				(2,399,146)
Net Income (Loss)	1,230,338				1,230,338
Balance ending, Values at Dec. 31, 2022	(15,785,239)	$ 91	$ 1,030	0	(15,786,360)
Balance ending, Shares at Dec. 31, 2022		910,000	10,303,333
Remeasurement of Class A common stock subject to possible redemption	(61,616)				(61,616)
Net Income (Loss)	(2,482,203)				(2,482,203)
Balance ending, Values at Mar. 31, 2023	(18,329,058)	$ 91	$ 1,030	0	(18,330,179)
Balance ending, Shares at Mar. 31, 2023		910,000	10,303,333
Balance beginning, Values at Dec. 31, 2022	(15,785,239)	$ 91	$ 1,030	0	(15,786,360)
Balance beginning, Shares at Dec. 31, 2022		910,000	10,303,333
Net Income (Loss)	(4,399,048)	$ (335,352)
Balance ending, Values at Sep. 30, 2023	(20,280,681)	$ 491	$ 630	0	(20,281,802)
Balance ending, Shares at Sep. 30, 2023		4,910,000	6,303,333
Balance beginning, Values at Dec. 31, 2022	(15,785,239)	$ 91	$ 1,030	0	(15,786,360)
Balance beginning, Shares at Dec. 31, 2022		910,000	10,303,333
Accretion for Class A common stock to redemption amount	(269,598)				(269,598)
Conversion of Class B common stock to Class A common stock	0	$ 400	$ (400)	0	0
Conversion of Class B common stock to Class A common stock Shares		4,000,000	(4,000,000)
Recognition of excise tax liability on stock redemptions	(38,793)				(38,793)
Net Income (Loss)	(5,389,629)				(5,389,629)
Balance ending, Values at Dec. 31, 2023	(21,483,259)	$ 491	$ 630	0	(21,484,380)
Balance ending, Shares at Dec. 31, 2023		4,910,000	6,303,333
Balance beginning, Values at Mar. 31, 2023	(18,329,058)	$ 91	$ 1,030	0	(18,330,179)
Balance beginning, Shares at Mar. 31, 2023		910,000	10,303,333
Conversion of Class B common stock to Class A common stock	0	$ 400	$ (400)	0	0
Conversion of Class B common stock to Class A common stock Shares		4,000,000	(4,000,000)
Recognition of excise tax liability on stock redemptions	(25,153)				(25,153)
Remeasurement of Class A common stock subject to possible redemption	(8,202)				(8,202)
Net Income (Loss)	(1,030,862)				(1,030,862)
Balance ending, Values at Jun. 30, 2023	(19,393,275)	$ 491	$ 630	0	(19,394,396)
Balance ending, Shares at Jun. 30, 2023		4,910,000	6,303,333
Remeasurement of Class A common stock subject to possible redemption	(1,423)				(1,423)
Net Income (Loss)	(885,983)	$ (56,657)			(885,983)
Balance ending, Values at Sep. 30, 2023	(20,280,681)	$ 491	$ 630	0	(20,281,802)
Balance ending, Shares at Sep. 30, 2023		4,910,000	6,303,333
Balance beginning, Values at Dec. 31, 2023	(21,483,259)	$ 491	$ 630	0	(21,484,380)
Balance beginning, Shares at Dec. 31, 2023		4,910,000	6,303,333
Remeasurement of Class A common stock subject to possible redemption	(72,669)				(72,669)
Net Income (Loss)	(673,199)				(673,199)
Balance ending, Values at Mar. 31, 2024	(22,229,127)	$ 491	$ 630	0	(22,230,248)
Balance ending, Shares at Mar. 31, 2024		4,910,000	6,303,333
Balance beginning, Values at Dec. 31, 2023	(21,483,259)	$ 491	$ 630	0	(21,484,380)
Balance beginning, Shares at Dec. 31, 2023		4,910,000	6,303,333
Net Income (Loss)	(1,712,708)	$ (89,461)
Balance ending, Values at Sep. 30, 2024	(23,383,249)	$ 491	$ 630	0	(23,384,370)
Balance ending, Shares at Sep. 30, 2024		4,910,000	6,303,333
Balance beginning, Values at Mar. 31, 2024	(22,229,127)	$ 491	$ 630	0	(22,230,248)
Balance beginning, Shares at Mar. 31, 2024		4,910,000	6,303,333
Remeasurement of Class A common stock subject to possible redemption	(38,303)				(38,303)
Net Income (Loss)	(473,714)				(473,714)
Balance ending, Values at Jun. 30, 2024	(22,741,144)	$ 491	$ 630	0	(22,742,265)
Balance ending, Shares at Jun. 30, 2024		4,910,000	6,303,333
Recognition of excise tax liability on stock redemptions	(29,280)				(29,280)
Remeasurement of Class A common stock subject to possible redemption	(47,030)				(47,030)
Net Income (Loss)	(565,795)	$ (27,789)			(565,795)
Balance ending, Values at Sep. 30, 2024	$ (23,383,249)	$ 491	$ 630	$ 0	$ (23,384,370)
Balance ending, Shares at Sep. 30, 2024		4,910,000	6,303,333